Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Components of Accumulated Other Comprehensive Loss included in Stockholders Equity
The components of accumulated other comprehensive loss, included in stockholders’ equity, are as follows:

	2016	2015
	(In thousands)

Net unrealized loss on securities available-for-sale	$(483)	$(14)
Net unrealized loss for funded status of defined benefit plan liability	(205)	(261)

	(688)	(275)
Tax effect	234	94

Net-of-tax amount	$(454)	$(181)